Deferred Tax Assets/(Liabilities) - Analysis of Expiry Dates of Unrecognized Unused Tax Losses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 543	¥ 704
Expiring in 2017 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized		200
Expiring in 2018 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	171	214
Expiring in 2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	193	194
Expiring in 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	96	¥ 96
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 83